DESCRIPTION OF BUSINESS - License and Distribution Agreements (China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.) (Details)		1 Months Ended
	Dec. 06, 2023	Feb. 29, 2024	Mar. 31, 2022	Mar. 31, 2019
China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.
Description of Business and Basis of Presentation
Non royalty exclusive distribution period (in years)				3 years
Non royalty exclusive distribution additional period (in years)		3 years	2 years
Agreement extension		3 years	2 years
China National Medicines Corporation Ltd. | Exclusive Distribution Agreement
Description of Business and Basis of Presentation
Non royalty exclusive distribution additional period (in years)	2 years
Term of agreement (in years)	1 year
Agreement extension	2 years